INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities from Discontinued Operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Valuation allowance	$ (24,997)	$ (24,059)	$ (27,062)	$ (41,316)
Discontinued Operations
Deferred tax assets:
Net operating loss carried forward	23,079	17,881
Government grants related to assets		99
Long-lived assets impairment & depreciation	72	4,284
Others	1,137	1,066
Sub-total	24,288	23,330
Valuation allowance	(24,288)	(23,330)
Total deferred tax assets	$ 0	$ 0